EQUITY ACCOUNTED INVESTMENTS - Schedule of Assets and Liabilities of Joint Ventures and Associates (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Investments
Non-current assets	$ 105,430	$ 96,569
Non-current liabilities	46,598	46,352
Other
Investments
Current assets	183	180
Non-current assets	2,705	1,253
Current liabilities	109	81
Non-current liabilities	1,057	796
Net assets	1,722	556
Associates
Investments
Current assets	183	180
Non-current assets	2,705	1,253
Current liabilities	109	81
Non-current liabilities	1,057	796
Net assets	1,722	556
London Mixed-use District
Investments
Current assets	879	1,276
Non-current assets	11,709	13,213
Current liabilities	972	1,242
Non-current liabilities	5,232	6,187
Net assets	6,384	7,060
Midtown New York Mixed-use Complex
Investments
Current assets	198	229
Non-current assets	8,132	8,434
Current liabilities	276	153
Non-current liabilities	3,558	4,231
Net assets	4,496	4,279
U.S. Retail JV Pool A
Investments
Current assets	158	249
Non-current assets	5,777	5,763
Current liabilities	253	122
Non-current liabilities	1,985	2,269
Net assets	3,697	3,621
Honolulu Shopping Center
Investments
Current assets	100	131
Non-current assets	5,352	5,695
Current liabilities	40	52
Non-current liabilities	2,397	1,895
Net assets	3,015	3,879
U.S. Retail JV Pool B
Investments
Current assets	210	353
Non-current assets	5,587	5,508
Current liabilities	1,348	231
Non-current liabilities	2,230	3,396
Net assets	2,219	2,234
U.S. Retail JV Pool C
Investments
Current assets	43	52
Non-current assets	2,219	2,100
Current liabilities	45	44
Non-current liabilities	663	669
Net assets	1,554	1,439
Bryant Park Office Tower
Investments
Current assets	67	73
Non-current assets	2,636	2,593
Current liabilities	23	20
Non-current liabilities	1,240	1,238
Net assets	1,440	1,408
Las Vegas Mall A
Investments
Current assets	22	23
Non-current assets	2,231	2,538
Current liabilities	16	19
Non-current liabilities	833	829
Net assets	1,404	1,713
U.S. Retail JV Pool D
Investments
Current assets	28	40
Non-current assets	1,833	1,763
Current liabilities	508	49
Non-current liabilities	0	471
Net assets	1,353	1,283
Las Vegas Mall B
Investments
Current assets	22	56
Non-current assets	2,220	1,867
Current liabilities	15	40
Non-current liabilities	979	974
Net assets	1,248	909
Other
Investments
Current assets	1,912	1,827
Non-current assets	25,951	27,422
Current liabilities	3,283	1,861
Non-current liabilities	10,603	11,866
Net assets	13,977	15,522
Joint ventures
Investments
Current assets	3,639	4,309
Non-current assets	73,647	76,896
Current liabilities	6,779	3,833
Non-current liabilities	29,720	34,025
Net assets	40,787	43,347
Joint ventures | Associates
Investments
Current assets	3,822	4,489
Non-current assets	76,352	78,149
Current liabilities	6,888	3,914
Non-current liabilities	30,777	34,821
Net assets	$ 42,509	$ 43,903